DUE FROM JOINT VENTURES	12 Months Ended
Dec. 31, 2020
DUE FROM JOINT VENTURES [Abstract]
DUE FROM JOINT VENTURES
10	DUE FROM JOINT VENTURES

	2020	2019
	US$’000	US$’000
Due from joint ventures (Note 5)
- non-interest bearing - trade	-	815
- non-interest bearing - non-trade	1	345
- interest bearing - non-trade	-	2,695
	1	3,855

Amounts due from joint ventures are unsecured and repayable on demand and their carrying value approximate fair value.

In 2020 and 2019, interest was charged on the amounts due from joint ventures of $2,695,000 at 15.0% per annum. These loans were settled in 2020.

For purpose of impairment assessment, amounts due from joint ventures are considered to have low credit risk as they are not due for payment at the end of the reporting period and there has been no significant increase in the risk of default on the receivables since initial recognition. Accordingly, for the purpose of impairment assessment for these receivables, the loss allowance is measured at an amount equal to 12-month ECL.

In determining the ECL, management has taken into account the historical default experience and the financial position of the counterparties, adjusted for factors that are specific to the related parties.